Investments - Summary of Purchase Consideration the Net Assets Acquired and Goodwill (Detail) - Vinci Solues de Investimentos Ltda [Member] - SPS Capital Gestao De Recursos Limited A [Member]
R$ in Thousands
Dec. 31, 2023 BRL (R$)
Disclosure In Tabular Form Of The Details Of Consideration Payable For Business Combination [Line Items]
Cash paid	R$ 80,000
Consideration payable	41,962
Contingent consideration (Earn-out)	62,470
Total purchase consideration	R$ 184,432